Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
March 31, 2024
USE-NPRT3-0524
1.9900196.103
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	3,228,500	56,821,600
GCI Liberty, Inc. Class A (Escrow) (a)(b)	264,647	3
Liberty Global Ltd. Class C	170,718	3,011,466
		59,833,069
Entertainment - 1.6%
Capcom Co. Ltd.	102,400	1,911,629
Electronic Arts, Inc.	19,600	2,600,332
Endeavor Group Holdings, Inc.	119,000	3,061,870
Lions Gate Entertainment Corp.:
Class A (c)(d)	89,400	889,530
Class B (c)	463,126	4,311,703
Marcus Corp. (d)	318,400	4,540,384
Netflix, Inc. (c)	131,705	79,988,398
Roblox Corp. (c)	89,300	3,409,474
Roku, Inc. Class A (c)	106,900	6,966,673
Sea Ltd. ADR (c)	507,100	27,236,341
Spotify Technology SA (c)	43,100	11,374,090
Take-Two Interactive Software, Inc. (c)	39,660	5,889,113
The Walt Disney Co.	945,920	115,742,771
TKO Group Holdings, Inc.	221,112	19,106,288
Ubisoft Entertainment SA (c)	469,700	9,883,883
Warner Music Group Corp. Class A	170,300	5,623,306
		302,535,785
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A (c)	4,376,800	660,590,424
Angi, Inc. (c)	2,492,732	6,530,958
IAC, Inc. (c)	15,000	800,100
Match Group, Inc. (c)	488,000	17,704,640
Meta Platforms, Inc. Class A	994,125	482,727,218
Pinterest, Inc. Class A (c)	126,100	4,371,887
Reddit, Inc. Class B (l)	236,672	11,672,663
Snap, Inc. Class A (c)	2,067,600	23,736,048
		1,208,133,938
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	4,739,716	12,370,659
Comcast Corp. Class A	286,482	12,418,995
Liberty Broadband Corp.:
Class A (c)	375,853	21,468,723
Class C (c)	221,300	12,664,999
Paramount Global Class B (d)	99,300	1,168,761
S4 Capital PLC (c)	692,100	459,042
		60,551,179
TOTAL COMMUNICATION SERVICES		1,631,053,971
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.1%
Adient PLC (c)	270,845	8,916,217
Aptiv PLC (c)	245,500	19,554,075
		28,470,292
Automobiles - 0.7%
Tesla, Inc. (c)	817,610	143,727,662
Broadline Retail - 3.9%
Amazon.com, Inc. (c)	4,044,268	729,505,062
Etsy, Inc. (c)	146,400	10,060,608
Ollie's Bargain Outlet Holdings, Inc. (c)	177,759	14,144,284
		753,709,954
Distributors - 0.1%
LKQ Corp.	363,100	19,393,171
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (c)	179,900	29,676,304
Aramark	624,994	20,324,805
Booking Holdings, Inc.	17,423	63,208,553
Caesars Entertainment, Inc. (c)	415,658	18,180,881
Churchill Downs, Inc.	279,464	34,583,670
Domino's Pizza, Inc.	82,019	40,753,601
Flutter Entertainment PLC (c)	43,100	8,589,549
Hilton Worldwide Holdings, Inc.	218,003	46,502,220
Marriott International, Inc. Class A	206,276	52,045,498
McDonald's Corp.	79,090	22,299,426
Penn Entertainment, Inc. (c)	343,100	6,247,851
Red Rock Resorts, Inc.	230,800	13,806,456
Restaurant Brands International, Inc.	264,200	20,981,133
Wyndham Hotels & Resorts, Inc.	138,100	10,599,175
Yum! Brands, Inc.	330,300	45,796,095
		433,595,217
Household Durables - 0.2%
D.R. Horton, Inc.	131,420	21,625,161
Mohawk Industries, Inc. (c)	100,757	13,188,084
		34,813,245
Leisure Products - 0.1%
Brunswick Corp.	112,300	10,839,196
Specialty Retail - 1.9%
Burlington Stores, Inc. (c)	41,800	9,705,542
Five Below, Inc. (c)	109,929	19,938,922
Foot Locker, Inc.	189,300	5,395,050
JD Sports Fashion PLC	2,904,000	4,929,806
Lowe's Companies, Inc.	469,661	119,636,747
The Home Depot, Inc.	154,834	59,394,322
TJX Companies, Inc.	1,170,776	118,740,102
Valvoline, Inc. (c)	486,771	21,695,383
		359,435,874
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (c)	329,536	14,927,981
lululemon athletica, Inc. (c)	119,267	46,591,654
LVMH Moet Hennessy Louis Vuitton SE	12,991	11,689,260
NIKE, Inc. Class B	595,310	55,947,234
PVH Corp.	370,721	52,127,080
Tapestry, Inc.	622,161	29,540,204
		210,823,413
TOTAL CONSUMER DISCRETIONARY		1,994,808,024
CONSUMER STAPLES - 5.7%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (c)	87,750	26,712,855
Brown-Forman Corp. Class B (non-vtg.)	149,600	7,722,352
Constellation Brands, Inc. Class A (sub. vtg.)	91,966	24,992,680
Diageo PLC	489,125	18,098,710
Duckhorn Portfolio, Inc. (c)	128,600	1,197,266
Keurig Dr. Pepper, Inc.	2,855,401	87,575,149
MGP Ingredients, Inc.	6,500	559,845
Monster Beverage Corp. (c)	396,056	23,478,200
PepsiCo, Inc.	299,000	52,327,990
The Coca-Cola Co.	2,280,891	139,544,911
		382,209,958
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	139,600	2,993,024
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	316,100	18,041,188
BJ's Wholesale Club Holdings, Inc. (c)	151,600	11,468,540
Dollar General Corp.	16,400	2,559,384
Dollar Tree, Inc. (c)	35,900	4,780,085
Performance Food Group Co. (c)	454,102	33,894,173
Sysco Corp.	71,600	5,812,488
Target Corp.	183,100	32,447,151
Walgreens Boots Alliance, Inc.	180,900	3,923,721
Walmart, Inc.	906,700	54,556,139
		170,475,893
Food Products - 0.8%
Archer Daniels Midland Co.	243,600	15,300,516
Bunge Global SA	77,100	7,904,292
Darling Ingredients, Inc. (c)	56,826	2,642,977
General Mills, Inc.	147,900	10,348,563
Laird Superfood, Inc. (c)(d)	75,800	181,920
Lamb Weston Holdings, Inc.	184,300	19,633,479
Mondelez International, Inc.	480,712	33,649,840
Nomad Foods Ltd.	1,063,107	20,794,373
The J.M. Smucker Co.	121,400	15,280,618
The Real Good Food Co. LLC:
Class B (b)(c)	146,056	1
Class B unit (c)(e)	146,056	52,726
The Simply Good Foods Co. (c)	95,100	3,236,253
TreeHouse Foods, Inc. (c)	256,803	10,002,477
Tyson Foods, Inc. Class A	255,100	14,982,023
		154,010,058
Household Products - 1.1%
Colgate-Palmolive Co.	61,500	5,538,075
Energizer Holdings, Inc.	1,121,615	33,020,346
Kimberly-Clark Corp.	143,000	18,497,050
Procter & Gamble Co.	911,593	147,905,964
The Clorox Co.	42,200	6,461,242
		211,422,677
Personal Care Products - 0.5%
Edgewell Personal Care Co. (d)	75,500	2,917,320
Estee Lauder Companies, Inc. Class A	161,900	24,956,885
Kenvue, Inc.	2,878,100	61,764,026
Olaplex Holdings, Inc. (c)	1,354,700	2,601,024
		92,239,255
Tobacco - 0.4%
Altria Group, Inc.	725,867	31,662,319
British American Tobacco PLC sponsored ADR	304,300	9,281,150
JUUL Labs, Inc. Class A (a)(b)(c)(f)	1,400,324	1,498,347
Philip Morris International, Inc.	478,453	43,835,864
		86,277,680
TOTAL CONSUMER STAPLES		1,096,635,521
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (c)	702,900	14,036,913
Noble Corp. PLC	122,400	5,935,176
Schlumberger Ltd.	293,300	16,075,773
TechnipFMC PLC	700,200	17,582,022
Weatherford International PLC (c)	247,600	28,577,992
		82,207,876
Oil, Gas & Consumable Fuels - 3.8%
Africa Oil Corp.	7,522,657	13,106,545
Athabasca Oil Corp. (c)	4,937,600	19,064,374
ConocoPhillips Co.	621,100	79,053,608
Eco Atlantic Oil & Gas Ltd. (c)	2,059,561	220,469
Exxon Mobil Corp.	2,810,738	326,720,185
Hess Corp.	82,075	12,527,928
Imperial Oil Ltd. (d)	920,700	63,505,224
Kosmos Energy Ltd. (c)	2,561,973	15,269,359
MEG Energy Corp. (c)	2,238,850	51,403,222
PBF Energy, Inc. Class A	186,900	10,759,833
Phillips 66 Co.	310,359	50,694,039
Shell PLC ADR	384,400	25,770,176
Valero Energy Corp.	326,486	55,727,895
		723,822,857
TOTAL ENERGY		806,030,733
FINANCIALS - 13.5%
Banks - 5.0%
AIB Group PLC	2,050,340	10,405,292
Bancorp, Inc., Delaware (c)	760,400	25,442,984
Bank of America Corp.	2,143,014	81,263,091
Bank of Ireland Group PLC	1,929,700	19,692,733
Citigroup, Inc.	1,304,133	82,473,371
Citizens Financial Group, Inc.	661,529	24,006,887
East West Bancorp, Inc.	461,609	36,517,888
JPMorgan Chase & Co.	1,669,444	334,389,633
KeyCorp	2,534,041	40,063,188
M&T Bank Corp.	207,870	30,232,613
Piraeus Financial Holdings SA (c)	3,343,502	13,969,571
PNC Financial Services Group, Inc.	426,941	68,993,666
Popular, Inc.	513,500	45,234,215
Starling Bank Ltd. Series D (a)(b)(c)	4,618,325	19,410,633
Wells Fargo & Co.	2,150,687	124,653,819
		956,749,584
Capital Markets - 2.8%
Bank of New York Mellon Corp.	1,009,501	58,167,448
BlackRock, Inc. Class A	68,104	56,778,305
Cboe Global Markets, Inc.	95,730	17,588,473
CME Group, Inc.	181,824	39,144,889
Coinbase Global, Inc. (c)	131,995	34,994,514
London Stock Exchange Group PLC	157,400	18,833,555
LPL Financial	163,736	43,259,051
MarketAxess Holdings, Inc.	110,047	24,127,805
Moody's Corp.	109,645	43,093,774
Morgan Stanley	960,095	90,402,545
Palmer Square Capital BDC, Inc.	279,700	4,556,313
Patria Investments Ltd.	898,838	13,338,756
State Street Corp.	317,332	24,536,110
StepStone Group, Inc. Class A	325,072	11,618,073
Tradeweb Markets, Inc. Class A	179,000	18,646,430
UBS Group AG	1,094,867	33,634,314
Virtu Financial, Inc. Class A	648,701	13,311,345
		546,031,700
Consumer Finance - 0.3%
Discover Financial Services	292,679	38,367,290
NerdWallet, Inc. (c)	253,200	3,722,040
OneMain Holdings, Inc.	363,904	18,591,855
		60,681,185
Financial Services - 3.2%
Apollo Global Management, Inc.	583,140	65,574,093
Block, Inc. Class A (c)	1,322,549	111,861,194
Essent Group Ltd.	479,833	28,554,862
Fiserv, Inc. (c)	373,636	59,714,506
Global Payments, Inc.	298,292	39,869,709
Jumo World Holding Ltd. (a)(b)	999,839	1,659,733
Jumo World Ltd. (b)(c)	998	0
Marqeta, Inc. Class A (c)	3,539,612	21,096,088
MasterCard, Inc. Class A	95,768	46,118,996
Mr. Cooper Group, Inc. (c)	20	1,559
Screaming Eagle Acquisition Corp. (c)	57,800	618,460
UWM Holdings Corp. Class A (d)	1,641,003	11,913,682
Visa, Inc. Class A	732,557	204,442,008
Voya Financial, Inc.	168,600	12,462,912
		603,887,802
Insurance - 2.2%
Arthur J. Gallagher & Co.	204,031	51,015,911
Beazley PLC	2,518,952	21,158,210
Chubb Ltd.	274,252	71,066,921
Direct Line Insurance Group PLC	4,108,028	10,113,240
Fairfax Financial Holdings Ltd. (sub. vtg.)	33,571	36,186,938
Globe Life, Inc.	122,105	14,209,359
Hartford Financial Services Group, Inc.	468,047	48,232,243
Marsh & McLennan Companies, Inc.	268,158	55,235,185
Progressive Corp.	263,070	54,408,137
Reinsurance Group of America, Inc.	139,876	26,979,283
Unum Group	759,681	40,764,482
		429,369,909
TOTAL FINANCIALS		2,596,720,180
HEALTH CARE - 12.1%
Biotechnology - 2.4%
Acelyrin, Inc.	280,000	1,890,000
Acumen Pharmaceuticals, Inc. (c)	280,000	1,134,000
Allogene Therapeutics, Inc. (c)	1,000,000	4,470,000
Alnylam Pharmaceuticals, Inc. (c)	142,000	21,221,900
Apogee Therapeutics, Inc.	48,634	3,231,729
Arcellx, Inc. (c)	112,000	7,789,600
Arcus Biosciences, Inc. (c)	210,000	3,964,800
Argenx SE ADR (c)	80,000	31,497,600
Ascendis Pharma A/S sponsored ADR (c)	240,000	36,280,800
Avidity Biosciences, Inc. (c)	400,000	10,208,000
Avidity Biosciences, Inc. (a)	71,580	1,826,722
Blueprint Medicines Corp. (c)	242,000	22,956,120
Cargo Therapeutics, Inc.	350,000	7,812,000
Caris Life Sciences, Inc. (a)(b)(c)	227,063	599,446
Celldex Therapeutics, Inc. (c)	175,000	7,344,750
Cytokinetics, Inc. (c)	435,000	30,497,850
Immunocore Holdings PLC ADR (c)	140,000	9,100,000
Insmed, Inc. (c)	200,000	5,426,000
Intellia Therapeutics, Inc. (c)	140,000	3,851,400
Janux Therapeutics, Inc. (c)	228,000	8,584,200
Keros Therapeutics, Inc. (c)	190,000	12,578,000
Legend Biotech Corp. ADR (c)	600,000	33,654,000
Morphic Holding, Inc. (c)	100,000	3,520,000
Nuvalent, Inc. Class A (c)	180,000	13,516,200
Poseida Therapeutics, Inc. (c)	800,000	2,552,000
Regeneron Pharmaceuticals, Inc. (c)	102,800	98,943,972
Repligen Corp. (c)	37,000	6,805,040
Spyre Therapeutics, Inc. (c)	150,000	5,689,500
Summit Therapeutics, Inc. (c)(d)	280,000	1,159,200
Vaxcyte, Inc. (c)	425,000	29,031,750
Viking Therapeutics, Inc. (c)	45,000	3,690,000
Viridian Therapeutics, Inc. (c)	340,000	5,953,400
Xenon Pharmaceuticals, Inc. (c)	350,000	15,067,500
Zentalis Pharmaceuticals, Inc. (c)	230,000	3,624,800
		455,472,279
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (c)	3,450,000	236,290,500
Edwards Lifesciences Corp. (c)	400,000	38,224,000
Glaukos Corp. (c)	315,000	29,701,350
Inspire Medical Systems, Inc. (c)	175,000	37,588,250
Insulet Corp. (c)	182,000	31,194,800
Intuitive Surgical, Inc. (c)	69,000	27,537,210
Masimo Corp. (c)	295,000	43,320,750
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	4,627	57,051
Penumbra, Inc. (c)	375,000	83,692,500
PROCEPT BioRobotics Corp. (c)	185,000	9,142,700
Shockwave Medical, Inc. (c)	52,800	17,193,264
Stryker Corp.	81,800	29,273,766
		583,216,141
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (c)	180,000	14,259,600
agilon health, Inc. (c)	3,000,000	18,300,000
Alignment Healthcare, Inc. (c)	1,399,100	6,939,536
BrightSpring Health Services, Inc.	900,000	9,783,000
Centene Corp. (c)	780,000	61,214,400
Cigna Group	240,000	87,165,600
CVS Health Corp.	985,000	78,563,600
Humana, Inc.	47,000	16,295,840
LifeStance Health Group, Inc. (c)	2,600,000	16,042,000
Molina Healthcare, Inc. (c)	36,000	14,789,880
Privia Health Group, Inc. (c)	1,150,000	22,528,500
Surgery Partners, Inc. (c)	1,080,000	32,216,400
UnitedHealth Group, Inc.	294,000	145,441,800
		523,540,156
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (c)	450,000	14,755,500
Phreesia, Inc. (c)	440,000	10,529,200
Veeva Systems, Inc. Class A (c)	138,000	31,973,220
		57,257,920
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (c)	769,900	28,894,347
Bruker Corp.	285,000	26,772,900
Danaher Corp.	604,000	150,830,880
Eden Biologics, Inc. (b)(c)	1,008,062	0
IQVIA Holdings, Inc. (c)	110,000	27,817,900
Lonza Group AG	18,500	11,055,573
Thermo Fisher Scientific, Inc.	82,500	47,949,825
		293,321,425
Pharmaceuticals - 2.2%
AstraZeneca PLC (United Kingdom)	264,000	35,466,770
Chime Biologics Wuhan Co. Ltd. (b)(c)	1,008,062	525,029
Edgewise Therapeutics, Inc. (c)	200,000	3,648,000
Eli Lilly & Co.	267,000	207,715,320
Enliven Therapeutics, Inc. (c)	100,000	1,759,000
Merck & Co., Inc.	875,000	115,456,250
Pharvaris BV (c)	240,000	5,546,400
Royalty Pharma PLC	785,000	23,840,450
Structure Therapeutics, Inc. ADR (c)	195,000	8,357,700
UCB SA	105,000	12,959,146
		415,274,065
TOTAL HEALTH CARE		2,328,081,986
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (c)	69,000	21,588,720
HEICO Corp. Class A	131,661	20,267,894
Howmet Aerospace, Inc.	821,400	56,208,402
L3Harris Technologies, Inc.	175,610	37,422,491
Lockheed Martin Corp.	102,200	46,487,714
Northrop Grumman Corp.	60,500	28,958,930
The Boeing Co. (c)	476,200	91,901,838
TransDigm Group, Inc.	32,800	40,396,480
		343,232,469
Air Freight & Logistics - 0.3%
FedEx Corp.	212,500	61,569,750
Building Products - 1.0%
Carlisle Companies, Inc.	164,778	64,568,259
The AZEK Co., Inc. (c)	117,800	5,915,916
Trane Technologies PLC	383,210	115,039,642
		185,523,817
Commercial Services & Supplies - 0.7%
Cintas Corp.	94,828	65,149,681
Waste Connections, Inc. (United States)	373,272	64,206,517
		129,356,198
Construction & Engineering - 0.6%
EMCOR Group, Inc.	54,200	18,980,840
Quanta Services, Inc.	130,900	34,007,820
Willscot Mobile Mini Holdings (c)	1,490,000	69,285,000
		122,273,660
Electrical Equipment - 1.6%
AMETEK, Inc.	643,832	117,756,873
Eaton Corp. PLC	294,500	92,084,260
Fluence Energy, Inc. (c)	237,500	4,118,250
Hubbell, Inc. Class B	100,900	41,878,545
Nextracker, Inc. Class A (c)	154,500	8,693,715
Regal Rexnord Corp.	151,200	27,231,120
Vertiv Holdings Co.	222,600	18,179,742
		309,942,505
Ground Transportation - 1.4%
CSX Corp.	1,600,378	59,326,012
Landstar System, Inc.	95,785	18,463,517
Old Dominion Freight Lines, Inc.	153,566	33,678,559
Uber Technologies, Inc. (c)	1,111,700	85,589,783
Union Pacific Corp.	262,500	64,556,625
		261,614,496
Industrial Conglomerates - 0.5%
General Electric Co.	531,500	93,294,195
Machinery - 2.1%
Caterpillar, Inc.	324,383	118,863,663
Chart Industries, Inc. (c)	165,800	27,310,576
Flowserve Corp.	577,200	26,366,496
Fortive Corp.	645,394	55,516,792
IDEX Corp.	77,971	19,026,483
ITT, Inc.	263,500	35,843,905
Parker Hannifin Corp.	167,700	93,205,983
Snap-On, Inc.	72,700	21,535,194
		397,669,092
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (d)	121,200	7,571,364
Professional Services - 0.2%
Dayforce, Inc. (c)	8,100	536,301
ExlService Holdings, Inc. (c)	446,730	14,206,014
TransUnion	220,195	17,571,561
		32,313,876
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	125,800	6,471,152
W.W. Grainger, Inc.	16,400	16,683,720
Watsco, Inc.	61,400	26,522,958
		49,677,830
TOTAL INDUSTRIALS		1,994,039,252
INFORMATION TECHNOLOGY - 25.7%
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	503,477	16,594,602
TE Connectivity Ltd.	600	87,144
		16,681,746
IT Services - 1.7%
Capgemini SA	260,017	59,834,775
Cognizant Technology Solutions Corp. Class A	699,677	51,279,327
EPAM Systems, Inc. (c)	104,600	28,886,336
MongoDB, Inc. Class A (c)	118,800	42,606,432
Okta, Inc. (c)	469,800	49,150,476
Snowflake, Inc. (c)	306,100	49,465,760
Twilio, Inc. Class A (c)	833,841	50,989,377
X Holdings Corp. Class A (a)(b)	31,890	856,247
		333,068,730
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (c)	303,271	54,737,383
Analog Devices, Inc.	796,361	157,512,242
ASML Holding NV (depository receipt)	33,300	32,316,651
Lattice Semiconductor Corp. (c)	163,300	12,774,959
Marvell Technology, Inc.	338,244	23,974,735
Microchip Technology, Inc.	413,804	37,122,357
Micron Technology, Inc.	1,197,911	141,221,728
NVIDIA Corp.	642,600	580,627,656
ON Semiconductor Corp. (c)	785,700	57,788,235
Skyworks Solutions, Inc.	140,263	15,193,288
SolarEdge Technologies, Inc. (c)	402,200	28,548,156
		1,141,817,390
Software - 13.6%
Adobe, Inc. (c)	418,349	211,098,905
Atlassian Corp. PLC (c)	263,500	51,411,485
Autodesk, Inc. (c)	334,832	87,196,949
Bill Holdings, Inc. (c)	533,873	36,687,753
BlackLine, Inc. (c)	546,851	35,315,638
Constellation Software, Inc.	8,390	22,917,574
Constellation Software, Inc. warrants 8/22/28 (b)(c)	9,990	1
Datadog, Inc. Class A (c)	267,800	33,100,080
Dynatrace, Inc. (c)	362,600	16,839,144
Elastic NV (c)	461,800	46,290,832
Five9, Inc. (c)	599,100	37,210,101
Gen Digital, Inc.	1,648,110	36,917,664
HubSpot, Inc. (c)	111,104	69,613,322
Microsoft Corp.	3,272,459	1,376,788,945
Palo Alto Networks, Inc. (c)	170,990	48,583,389
PTC, Inc. (c)	216,557	40,916,280
Salesforce, Inc.	893,438	269,085,657
Tenable Holdings, Inc. (c)	808,600	39,969,098
Unity Software, Inc. (c)(d)	1,172,000	31,292,400
Workday, Inc. Class A (c)	274,689	74,921,425
Workiva, Inc. (c)	577,200	48,946,560
		2,615,103,202
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	4,744,232	813,540,903
TOTAL INFORMATION TECHNOLOGY		4,920,211,971
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	64,189	15,551,069
Axalta Coating Systems Ltd. (c)	157,600	5,419,864
Cabot Corp.	128,800	11,875,360
Celanese Corp. Class A	68,800	11,823,968
Corteva, Inc.	278,000	16,032,260
Dow, Inc.	473,400	27,424,062
DuPont de Nemours, Inc.	94,007	7,207,517
Ecolab, Inc.	124,900	28,839,410
Ecovyst, Inc. (c)	317,300	3,537,895
Element Solutions, Inc.	330,900	8,265,882
Koppers Holdings, Inc.	81,700	4,507,389
Linde PLC	206,800	96,021,376
LyondellBasell Industries NV Class A	138,800	14,196,464
Olin Corp.	183,484	10,788,859
Orion SA	112,400	2,643,648
Quaker Houghton	12,700	2,606,675
Sherwin-Williams Co.	45,700	15,872,981
The Chemours Co. LLC	557,400	14,637,324
The Mosaic Co.	192,800	6,258,288
Tronox Holdings PLC	786,800	13,650,980
Westlake Corp.	62,400	9,534,720
		326,695,991
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17,022	10,450,487
Vulcan Materials Co.	36,500	9,961,580
		20,412,067
Containers & Packaging - 0.2%
Aptargroup, Inc.	68,600	9,870,854
Avery Dennison Corp.	45,900	10,247,175
Crown Holdings, Inc.	69,395	5,500,248
Greif, Inc. Class A	108,400	7,485,020
		33,103,297
Metals & Mining - 0.5%
Alcoa Corp.	34,100	1,152,239
Arch Resources, Inc.	14,900	2,395,771
Commercial Metals Co.	108,956	6,403,344
First Quantum Minerals Ltd.	768,880	8,264,658
Franco-Nevada Corp.	50,400	6,005,360
Freeport-McMoRan, Inc.	555,000	26,096,100
Ivanhoe Mines Ltd. (c)	695,800	8,301,006
Nucor Corp.	116,600	23,075,140
Steel Dynamics, Inc.	71,900	10,657,737
Teck Resources Ltd. Class B	119,400	5,466,132
Wheaton Precious Metals Corp.	63,200	2,976,752
		100,794,239
Paper & Forest Products - 0.0%
Interfor Corp. (c)	60,300	941,972
TOTAL MATERIALS		481,947,566
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	40,500	5,220,855
American Tower Corp.	111,004	21,933,280
Americold Realty Trust	494,900	12,332,908
Crown Castle, Inc.	411,100	43,506,713
CubeSmart	899,615	40,680,590
Digital Realty Trust, Inc.	126,500	18,221,060
Douglas Emmett, Inc.	329,100	4,564,617
Equinix, Inc.	50,600	41,761,698
Equity Lifestyle Properties, Inc.	328,400	21,148,960
Essex Property Trust, Inc.	99,359	24,324,077
Four Corners Property Trust, Inc.	638,603	15,626,615
Lamar Advertising Co. Class A	68,500	8,179,585
Mid-America Apartment Communities, Inc.	204,200	26,868,636
NETSTREIT Corp.	276,792	5,084,669
NNN (REIT), Inc.	244,300	10,441,382
Omega Healthcare Investors, Inc.	418,100	13,241,227
Prologis, Inc.	494,451	64,387,409
Ryman Hospitality Properties, Inc.	123,500	14,277,835
SITE Centers Corp.	1,980,600	29,015,790
Tanger, Inc.	302,900	8,944,637
Terreno Realty Corp.	178,500	11,852,400
Ventas, Inc.	662,300	28,836,542
		470,451,485
Real Estate Management & Development - 0.2%
CoStar Group, Inc. (c)	82,100	7,930,860
Doma Holdings, Inc. Class A (c)(d)	169,561	769,807
Jones Lang LaSalle, Inc. (c)	138,520	27,023,867
		35,724,534
TOTAL REAL ESTATE		506,176,019
UTILITIES - 2.2%
Electric Utilities - 1.5%
Allete, Inc.	11,200	667,968
American Electric Power Co., Inc.	243,119	20,932,546
Constellation Energy Corp.	149,743	27,679,994
Edison International	337,679	23,884,036
Entergy Corp.	184,500	19,497,960
Evergy, Inc.	67,000	3,576,460
Eversource Energy	335,000	20,022,950
Exelon Corp.	211,600	7,949,812
FirstEnergy Corp.	523,679	20,224,483
Kansai Electric Power Co., Inc.	30,100	429,491
NextEra Energy, Inc.	911,917	58,280,615
NRG Energy, Inc.	62,124	4,205,174
PG&E Corp.	1,440,506	24,142,881
Pinnacle West Capital Corp.	58,100	4,341,813
PPL Corp.	628,300	17,297,099
Southern Co.	374,955	26,899,272
Xcel Energy, Inc.	210,300	11,303,625
		291,336,179
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	51,000	3,882,630
UGI Corp.	162,300	3,982,842
		7,865,472
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	44,888	965,541
NextEra Energy Partners LP	109,198	3,284,676
Sunnova Energy International, Inc. (c)(d)	3,337	20,456
The AES Corp.	721,200	12,931,116
Vistra Corp.	249,778	17,397,038
		34,598,827
Multi-Utilities - 0.4%
DTE Energy Co.	78,400	8,791,776
NiSource, Inc.	495,502	13,705,585
Public Service Enterprise Group, Inc.	247,156	16,505,078
Sempra	489,506	35,161,216
		74,163,655
Water Utilities - 0.0%
Essential Utilities, Inc.	112,200	4,157,010
TOTAL UTILITIES		412,121,143
TOTAL COMMON STOCKS (Cost $11,166,481,723)		18,767,826,366

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (a)(b)(c)	160,054	4,787,215
Saluda Medical, Inc. Series E (a)(b)	301,188	2,593,229
Thriveworks TopCo LLC Series B (a)(b)(c)(g)	141,317	1,506,439
		8,886,883
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(b)(c)	35,044	1,678,257
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,077,331	2,844,154
Cleerly, Inc. Series C (a)(b)(c)	411,426	4,435,172
Element Biosciences, Inc. Series C (a)(b)(c)	195,016	1,948,210
ElevateBio LLC Series C (a)(b)(c)	626,000	2,172,220
Inscripta, Inc. Series E (a)(b)(c)	423,474	1,448,281
		14,526,294
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments, Inc. Series C (a)(b)	92,546	3,030,882

Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	416,172	2,276,461

Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	67,586	2,867,674
Series E1(a)(b)(c)	14,822	628,897
Omada Health, Inc. Series E (a)(b)(c)	597,550	2,384,225
Wugen, Inc. Series B (a)(b)(c)	155,150	878,149
		6,758,945
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(b)(c)	1,112,588	1,145,966

TOTAL HEALTH CARE		27,738,548

TOTAL CONVERTIBLE PREFERRED STOCKS		36,625,431
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	388,096	11,607,951

TOTAL PREFERRED STOCKS (Cost $65,853,389)		48,233,382

Corporate Bonds - 0.1%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (a)(b)	973,100	982,150

Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (a)(b)	7,721,395	7,731,433

TOTAL CORPORATE BONDS (Cost $8,694,495)		8,713,583

U.S. Treasury Obligations - 0.0%
	Principal Amount (h)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.31% 4/4/24 to 6/27/24 (i) (Cost $6,673,302)	6,700,000	6,673,246

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	346,269,877	346,339,131
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	41,316,847	41,320,979
TOTAL MONEY MARKET FUNDS (Cost $387,660,109)		387,660,110

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $11,635,363,018)	19,219,106,687
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(29,319,178)
NET ASSETS - 100.0%	19,189,787,509

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	529	Jun 2024	140,409,825	3,097,275	3,097,275

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,855,147 or 0.4% of net assets.

(b)	Level 3 security
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,726 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,673,246.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $11,672,663 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915

Aledade, Inc. Series E1	5/20/22	738,349

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	7,721,395

Asimov, Inc. Series B	10/29/21	3,247,902

Avidity Biosciences, Inc.	2/29/24	1,181,070

Caris Life Sciences, Inc.	10/06/22	1,271,553

Caris Life Sciences, Inc. Series D	5/11/21	8,726,381

Circle Internet Financial Ltd. Series E	5/11/21	6,298,800

Circle Internet Financial Ltd. Series F	5/09/22	6,744,676

Cleerly, Inc. Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953

Element Biosciences, Inc. Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics Series B	3/29/22	1,926,207

Galvanize Therapeutics 6% 2/28/27	2/28/24	973,100

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Inscripta, Inc. Series E	3/30/21	3,739,275

Jumo World Holding Ltd.	9/06/23	999,839

JUUL Labs, Inc. Class A	2/23/24	1,494,692

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	3,084,901

Omada Health, Inc. Series E	12/22/21	3,582,432

Saluda Medical, Inc. Series E	4/06/23	2,431,732

Starling Bank Ltd. Series D	6/18/21	8,257,037

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,148,893

Wugen, Inc. Series B	7/09/21	1,203,173

X Holdings Corp. Class A	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	205,039,854	2,594,494,714	2,453,195,437	10,266,888	-	-	346,339,131	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	65,705,738	457,116,242	481,501,001	332,167	-	-	41,320,979	0.1%
Total	270,745,592	3,051,610,956	2,934,696,438	10,599,055	-	-	387,660,110

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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